CORPORATE INFORMATION AND DEFINED TERMS (Details)		2 Months Ended	9 Months Ended
		Dec. 31, 2023	Sep. 30, 2024
Grown Rogue International Inc [Member]
Reserve Quantities [Line Items]
Company		Grown Rogue International Inc.	Grown Rogue International Inc.
Ownership		100% owner of GR Unlimited	100% owner of GR Unlimited
Defined term		The “Company”	The “Company”
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Company		Grown Rogue Unlimited, LLC	Grown Rogue Unlimited, LLC
Ownership		100% by the Company	100% by the Company
Defined term		“GR Unlimited”	“GR Unlimited”
Grown Rogue Gardens LLC [Member]
Reserve Quantities [Line Items]
Company		Grown Rogue Gardens, LLC	Grown Rogue Gardens, LLC
Ownership		100% by GR Unlimited	100% by Grown Rogue Unlimited, LLC
Defined term		“GR Gardens”	“GR Gardens”
GRU Properties LLC [Member]
Reserve Quantities [Line Items]
Company		GRU Properties, LLC	GRU Properties, LLC
Ownership		100% by GR Unlimited	100% by Grown Rogue Unlimited, LLC
Defined term		“GRU Properties”	“GRU Properties”
GRIP LLC [Member]
Reserve Quantities [Line Items]
Company		GRIP, LLC	GRIP, LLC
Ownership		100% by GR Unlimited	100% by Grown Rogue Unlimited, LLC
Defined term		“GRIP”	“GRIP”
Grown Rogue Distribution LLC [Member]
Reserve Quantities [Line Items]
Company		Grown Rogue Distribution, LLC	Grown Rogue Distribution, LLC
Ownership		100% by GR Unlimited	100% by Grown Rogue Unlimited, LLC
Defined term		“GR Distribution”	“GR Distribution”
GR Michigan LLC [Member]
Reserve Quantities [Line Items]
Company		GR Michigan, LLC	GR Michigan, LLC
Ownership		87% by GR Unlimited	87% by Grown Rogue Unlimited, LLC
Defined term		“GR Michigan”	“GR Michigan”
Canopy Management LLC [Member]
Reserve Quantities [Line Items]
Company		Canopy Management, LLC	Canopy Management, LLC
Ownership		87% by GR Unlimited	100% by Grown Rogue Unlimited, LLC
Defined term		“Canopy”	“Canopy”
Golden Harvests LLC [Member]
Reserve Quantities [Line Items]
Company		Golden Harvests LLC	Golden Harvests LLC
Ownership		60% by Canopy	80% by Canopy Management, LLC
Defined term		“Golden Harvests”	“Golden Harvests”
Rogue EBC LLC [Member]
Reserve Quantities [Line Items]
Company			Rogue EBC, LLC
Ownership	[1]		70% by Grown Rogue Unlimited, LLC
Defined term			“Rogue EBC”
Cannequality LLC [Member]
Reserve Quantities [Line Items]
Company			Cannequality, LLC
Ownership	[1]		100% by Rogue EBC
Defined term			“Cannequality”
Grown Rogue Retail Ventures LLC [Member]
Reserve Quantities [Line Items]
Company			Grown Rogue Retail Ventures, LLC
Ownership			100% by Grown Rogue Unlimited, LLC
Defined term			“GR Retail”
Grown Rogue West New York L L C [Member]
Reserve Quantities [Line Items]
Company			Grown Rogue West New York, LLC
Ownership	[2]		43.48% by Grown Rogue Retail Ventures, LLC
Defined term			“West NY”

[1]	The Company consolidated 70% of Rogue EBC’s business activity under International Financial Reporting Standards (“IFRS”) 11 – Joint Arrangements. Cannequality is wholly owned by Rogue EBC, in which Cannequality is the legal entity that holds the acquired cannabis license for Rogue EBC’s joint arrangement operations. When regulatory milestones are achieved, the Company plans to dissolve Cannequality.
[2]	The Company, through its subsidiary GR Retail invested $500,000 in the equity of West NY. West NY is a lender to a retail business in New Jersey.